Borrowings - Summary of Details of Call Money (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Detailed Information About Call Money [Line Items]
Call money	₩ 2,840,713	₩ 3,255,542
Heungkuk Asset Management and others
Disclosure Of Detailed Information About Call Money [Line Items]
Call money	₩ 820,000	1,540,000
Heungkuk Asset Management and others | Bottom of range
Disclosure Of Detailed Information About Call Money [Line Items]
Annual interest rate	3.28%
Heungkuk Asset Management and others | Top of range
Disclosure Of Detailed Information About Call Money [Line Items]
Annual interest rate	3.43%
BANK CIMB NIAGA and others
Disclosure Of Detailed Information About Call Money [Line Items]
Call money	₩ 2,020,713	₩ 1,715,542
BANK CIMB NIAGA and others | Bottom of range
Disclosure Of Detailed Information About Call Money [Line Items]
Annual interest rate	1.45%
BANK CIMB NIAGA and others | Top of range
Disclosure Of Detailed Information About Call Money [Line Items]
Annual interest rate	8.80%